Noncontrolling Interests (Changes In MUFG's Ownership Interests In Subsidiaries) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Mitsubishi UFJ Financial Group	¥ 383,314	¥ 596,012
Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Mitsubishi UFJ Financial Group	383,314	596,012
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders		(307)
Net transfers to the noncontrolling interest shareholders		(307)
Change from net income attributable to Mitsubishi UFJ Financial Group and transaction between Mitsubishi UFJ Financial Group and noncontrolling interest shareholders	¥ 383,314	¥ 595,705